Dividend Per Ordinary Share - Schedule of Dividends to Shareholders of the Parent (Detail) - EUR (€) € / shares in Units, € in Millions		1 Months Ended					12 Months Ended
		Aug. 31, 2018	May 31, 2018	Aug. 31, 2017	May 31, 2017	Aug. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Dividends [abstract]
Dividend per ordinary share paid		€ 0.24	€ 0.43	€ 0.24	€ 0.42	€ 0.24	€ 0.44
Dividends paid		€ 934	€ 1,670	€ 933	€ 1,629	€ 931	€ 1,712
Dividends per ordinary share	[1]						€ 0.68	€ 0.67	€ 0.66
Dividends							€ 2,646	€ 2,603	€ 2,560

[1]
1 The amounts for the period ended 31 December 2018 have been prepared in accordance with IFRS 9, the adoption of IFRS 9 led to new presentation requirements; prior period amounts have not been restated.